Fees Summary	Nov. 20, 2025 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	7,310.52
Total Transaction Valuation	52,936,402
Total Offset Amount	0
Net Fee	$ 7,310.52